Related Parties	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties
25.	Related parties:

Key management personnel compensation:

The key management personnel are the officers of the Corporation and members of the Board of Directors. They control 8% of the voting shares of the Corporation.

Key management personnel compensation includes the following for the years ended March 31, 2019 and 2018:

	Years ended
	March 31,	March 31,
	2019	2018

Short-term benefits (1)	$2,861,645	$3,389,580
Share-based compensation costs (2)	3,088,053	1,879,459
	$5,949,698	$5,269,039

(1)	An amount of $735,244 is included in the year ended March 31, 2018 related to key management personnel of Acasti for fees incurred before the loss of control of the subsidiary.
(2)	An amount of $444,556 is included in the year ended March 31, 2018 related to key management personnel of Acasti for fees incurred before the loss of control of the subsidiary.